RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Schedule of estimated terms over which right-of-use assets are amortized

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4 – 5 years

Schedule of net book value and depreciation charge of rights-of-use assets

	December 31,
	2022	2021
Sites for network and base station equipment	83,795	91,566
Land and buildings	36,005	40,572
Vehicles and other	392	205
Right-of-use assets, net	120,192	132,343

	2022	2021	2020
Sites for network and base station equipment	11,600	11,448	6,903
Land and buildings	7,585	8,274	11,858
Vehicles and other	155	103	43

Depreciation charge, total	19,340	19,825	18,804

Schedule of expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases

	2022	2021	2020
Variable lease payments	11,349	10,623	9,542
Short-term leases	130	310	195

Total	11,479	10,933	9,737

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

	December 31,
	2022	2021
Lease payments, including:
Current portion (less than 1 year)	31,450	29,758
More than 1 to 5 years	96,822	101,965
Over 5 years	84,646	91,031

Total lease payments	212,918	222,754
Less amount representing interest	(69,416)	(68,245)

Present value of net lease payments	143,502	154,509

Less current portion of lease obligations	(19,608)	(18,709)

Non-current portion of lease obligations	123,894	135,800